DWS Money Market Prime Series Average Annual Total Returns - ClassACS [Member] - Return Before Taxes[Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
DWS Cash Investment Trust Class A
Prospectus [Line Items]
Average Annual Return, Percent		4.55%	2.09%	1.38%
Performance Inception Date	Mar. 12, 2007
DWS Cash Investment Trust Class C
Prospectus [Line Items]
Average Annual Return, Percent		2.78%	1.67%	0.98%
Performance Inception Date	Mar. 12, 2007
DWS Cash Investment Trust Class S
Prospectus [Line Items]
Average Annual Return, Percent		4.84%	2.26%	1.54%
Performance Inception Date	Mar. 12, 2007